Prepayments, Deposits and Other Assets, Net	6 Months Ended
Jun. 30, 2024
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 5 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	June 30, 2024	December 31, 2023

Security deposits (1)	$287,621	$248,146
Advances to suppliers	1,964,693	2,032,099
Advances to employees	107,772	46,293
Prepaid expense	815,742	1,099,950
Prepayment for potential acquisition (2)	15,906,186	15,906,186
Antique art pieces (3)	45,479,830	59,651,975
Deferred financing cost	237,430	-
Others	3,030	6,511
	64,802,304	78,991,160
Less: Long term portion	(46,275,401)	(76,274,752)
Allowance for credit losses	-	(281,694)
Prepayments, deposits and other assets – current portion	$18,526,903	$2,434,714

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

(2)	On March 24, 2023, the Group entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Group agreed to prepay 698,301 shares (split-adjusted 34,915 shares, equivalent to $15,906,186) to purchase 32% equity of DTI.

(3)	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3).

Movement of allowance for credit losses is as follows:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023

Beginning balance	$281,694	$364,973
Written-off	(277,200)	(75,000)
Foreign currency translation adjustments	(4,494)	(8,279)
Ending balance	$-	$281,694